Acquisitions - Fiscal 2016 Acquisitions (Details) - USD ($)				12 Months Ended
	Feb. 26, 2016	Sep. 24, 2015	Sep. 17, 2015	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Business Acquisition [Line Items]
Payments for acquisitions, net of cash acquired				$ 203,000,000	[1],[2]	$ 434,000,000	[2]	$ 554,000,000
Cash acquired through HPES Merger				938,000,000	[1],[2]	0	[2]	0
Goodwill				7,619,000,000	[3]	$ 1,855,000,000	[4]	$ 1,277,000,000
UXC Limited
Business Acquisition [Line Items]
Payments for acquisitions, net of cash acquired	$ 289,000,000
Cash acquired through HPES Merger	13,000,000
Transaction costs	7,000,000
Current assets acquired	125,000,000
Noncurrent assets	37,000,000
Intangible assets, other than goodwill	91,000,000
Current liabilities	153,000,000
Long-term liabilities	50,000,000
Goodwill	252,000,000
Expected tax deductible amount of goodwill acquired	$ 0
UXC Limited | Customer relationships
Business Acquisition [Line Items]
Useful Lives (Years)	10 years
Fixnetix, Limited
Business Acquisition [Line Items]
Payments for acquisitions, net of cash acquired		$ 88,000,000
Cash acquired through HPES Merger		1,000,000
Goodwill		2,000,000
Total consideration transferred		112,000,000
Liabilities incurred		$ 21,000,000
Fruition Partners
Business Acquisition [Line Items]
Payments for acquisitions, net of cash acquired			$ 148,000,000
Cash acquired through HPES Merger			$ 2,000,000
Fair value | Fixnetix, Limited
Business Acquisition [Line Items]
Contingent consideration				$ 0

[1]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[2]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.
[3]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[4]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.